UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                               13F

                       FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	 Dworsky Alan Jacob, dba Mt. Auburn Management
Address: Three Post Office Square
	 Suite 500
	 Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

Suzanne E. Werber	Boston, MA	July 28, 2005


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	10

Form 13F Information Table Value Total:	$121,203
,


List of Other Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -
-------
Aetna                          COM              00817Y108    14328   173000 SH       SOLE                            173000
Best Buy                       COM              086516101     6992   102000 SH       SOLE                            102000
Caremark Rx                    COM              141705103    11019   247500 SH       SOLE                            247500
Cognizant Technology Solutions COM              192446102    12089   256500 SH       SOLE                            256500
Genentech                      COM              368710406    13929   173500 SH       SOLE                            173500
Network Appliance              COM              64120L104     7774   275000 SH       SOLE                            275000
SAP                            COM              803054204    11561   267000 SH       SOLE                            267000
Schlumberger Ltd               COM              806857108    15682   206500 SH       SOLE                            206500
Whole Foods Market             COM              966837106    13358   113000 SH       SOLE                            113000
Zimmer Holdings                COM              98956P102    14472   190000 SH       SOLE                            190000